Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended										1 Months Ended			3 Months Ended		12 Months Ended		45 Months Ended											3 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jun. 18, 2013	May 29, 2013	Mar. 17, 2013	Jun. 15, 2012	Jan. 17, 2012	Dec. 31, 2010	Mar. 31, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	Mar. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Mar. 31, 2013 Convertible Debt [Member]	Mar. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Mar. 31, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																	$ 250,000			$ 351,649		$ 2,000,000
Net proceeds received from loan															29,318	419,497		419,497															201,775
Interest rate of debt	10.00%		10.00%					10.00%	8.00%	10.00%	10.00%																										18.00%	12.00%
Revolving loan renewal fees percentage																																		4.00%	4.00%
Revolving loan transaction advisory fees percentage																																		4.00%	4.00%
Asset monitoring fees																																		1,500	1,500
Due diligence fees on revolving loan																																		10,000	10,000
Document review and legal fees																																		12,500	12,500
Brokerage fees																																		17,500	17,500
Debt issuance costs																																		53,225	53,225
Interest expense amortized									93,447		8,333			238,128	41,880	843,004	(12,265)	1,065,232											59,418	11,883				24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																		0.875%	0.875%
Common stock shares available for purchases																																	1,841,564
Percentage of issued and outstanding ommon stock shares																																	1.00%
Exercise price of the warrants		$ 0.015			$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																							$ 0.001
Redemption of warrant in full by payment																																90,000	30,000
Accounts payable and accrued expenses														111,277	140,336	928,355	472,745	1,875,863																30,000
Fair value of the warrants treated as a discount										95,082				79,167		837,264	95,082																	217,817
Interest expense																																		90,758
Capital lease obligations, maximum																																	250,000	250,000
Securities available for sale																																	1,000,000	1,000,000
Percentage of cash flows																																	75.00%	75.00%
Amount of principal due														121,815		121,815	139,243	121,815							10,000	10,000								250,000	250,000
Accrued interest		5,000					2,500							4,102		3,758	965	4,102	600	11,649					962	802	14,881	14,319	36,131		25,995	11,649		4,163	175
Total debt payable																																				351,649
Issued notes payable to employees in lieu of compensation												157,355				286,763						1,000	10,000
Accrued interest rate on related parties notes payable												2.25%	2.25%	0.80%		0.80%	2.25%
Debt instrument, maturity date	Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013								Jun. 15, 2013		Jun. 15, 2013
Secured notes payable	25,000		75,000							100,000				271,962		144,948	43,828	271,962			60,000
Warrants expiry date		Feb. 12, 2016					Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013
Fair value of warrants																320,000	280,000							1,680,000	380,000
Warrants expect term														3 years
Warrants volatility percentage														58.90%				58.90%
Warrants discount rate														0.42%				0.42%
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Amortized value of convertible debt instrument																													79,167	140,977
Outstanding employee notes payable																													$ 571,763